NOTE 11 - INCOME TAXES (Details) - Schedule of Reconciliation of Income Tax Benefit - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Reconciliation of Income Tax Benefit [Abstract]
Net (Loss)	$ (1,833,728)	$ (1,785,114)
Benefit (expense) for income taxes computed using the statutory rate of 21% and 34%, respectively	385,083	606,939
Non-deductible expense	(212,526)	(99,086)
Remeasurement of deferred income taxes due to tax reform	(1,425,999)	0
Change in valuation allowance	1,253,442	(507,853)
Provision for income taxes	$ 0	$ 0